Receivable - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,650	$ 13,989
Retail note and finance lease receivables [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	6,551	6,833
Wholesale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 7,099	$ 7,156